BALANCE SHEET COMPONENTS (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Feb. 28, 2023	Oct. 31, 2021	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Prepaid and other current assets			$ 600		$ 600	$ 1,200
Proceeds from accounts receivable	$ 700			$ 700
Depreciation expense			63	$ 68	257	323
Investment in SAFE		$ 1,500
Issuance initial public offering		1,500
Oncoheroes Safe Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment in SAFE		$ 1,500
Investment			$ 1,500		$ 1,500	$ 1,500